Taxes and other receivables (Detail Textuals)	1 Months Ended		12 Months Ended			1 Months Ended		4 Months Ended		7 Months Ended		12 Months Ended			0 Months Ended		5 Months Ended		12 Months Ended	0 Months Ended		7 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CAD	Dec. 31, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') USD ($)	Dec. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') USD ($)	Dec. 31, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') USD ($)	Sep. 30, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Sep. 30, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution CAD	Jul. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Jul. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution CAD	Mar. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Mar. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution CAD	Dec. 31, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Dec. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Dec. 31, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Jul. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution USD ($)	Jul. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution CAD	Dec. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution USD ($)	Dec. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution CAD	Dec. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution USD ($)	May 01, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution USD ($)	May 01, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution CAD	Nov. 30, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution USD ($)	Nov. 30, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution CAD	Dec. 31, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution USD ($)
Schedule For Taxes and Other Receivables [Line Items]
Non-repayable financial contribution	$ 29,499	30,000				$ 29,499	30,000								$ 39,332	40,000				$ 48,245	48,000
Maximum amount of reimbursement for research and development costs								14,750	15,000	29,499	30,000						39,332	40,000				48,245	48,000
Aggregate total amount of reimbursement			40,542	66,724	16,857							44,249	27,392	16,857					39,332					40,542
Reimbursement received													44,249	8,240					12,432					6,374
Reimbursement receivable														8,617					26,900					34,168
Amount lapsed under grant																								$ 7,703